CASH AND DUE FROM BANKS (Details 1) - PEN (S/) S/ in Thousands		Dec. 31, 2018		Dec. 31, 2017
Legal cash requirements
Deposits with Central Reserve Bank of Peru	[1]	S/ 11,769,043		S/ 11,768,476
Cash in vaults of Bank	[1]	5,591,168		4,425,384
Total legal cash requirements	[1]	17,360,211		16,193,860
Additional funds
Overnight deposits		1,437,842	[2]	3,367,769
Cash in vaults of Bank and others		578,627		609,185
Total additional funds		2,016,469		3,976,954
Total		S/ 19,376,680		S/ 20,170,814

[1]	At December 31, 2018 cash and deposits subject to legal cash requirements in local and foreign currency are subject to an implicit rate of 5.01 percent and 35.12 percent, respectively, on the total balance of obligations subject to legal cash requirements, as required by the BCRP (5.00 percent and 32.40 percent, respectively, at December 31, 2017).
[2]	At December 31, 2018, the Group maintains two “overnight” deposits with the BCRP, which are denominated in U.S Dollars for US$426.3 million, equivalent to S/1,437.8 million. At said date, deposits in dollars accrue interest at annual rates of 2.43 percent and have maturities at 2 days. At December 31, 2017, the Group maintains two “overnight” deposits with the BCRP, which are denominated in U.S Dollars for US$946.6 million, equivalent to S/3,067.8 million and a deposit in soles for S/300.0 million. At said date, deposits in dollars and soles accrue interest at annual rates of 1.41 percent and 2.00 percent, respectively, and have maturities at 5 days.